CONCENTRATION AND RISK	12 Months Ended
Dec. 31, 2022
CONCENTRATION AND RISK
CONCENTRATION OF CUSTOMERS

16. CONCENTRATION AND RISKS

The following customers individually accounted for 10% or more of revenues:

	Year ended December 31,
	2020	2021	2022
Customer A	$369,333	$532,129	$1,379,796
Customer B	67,431	230,088	614,698
Customer C	*	*	529,037
Customer D	*	268,466	516,634

*Represents less than 10%

Total sales to the Group’s large customers whose sales constitute over 10% of revenue accounted for approximately 83%, 75% and 66% of revenues for the years ended December 31, 2020, 2021 and 2022, respectively. The Group is substantially dependent upon the continued participation of these customers in order to maintain its revenues. Significant reduction in the Group’s dependence on these customers is likely to take time and there can be no assurance that the Group will succeed in reducing such dependence.

The Group’s polysilicon manufacturing facilities are located in Xinjiang to be close to sources of raw materials and energy for polysilicon production. Raw materials required for the Group’s polysilicon manufacturing process primarily include metallurgical grade silicon, electricity and other utilities, and other significant inputs for production, such as argon gas, caustic soda and graphite parts. The Group purchased most of its metallurgical grade silicon from two suppliers in Xinjiang. Most of the electricity and other utilities like steam are purchased from one supplier in Xinjiang. Although there are a limited number of manufacturers of the particular metallurgical grade silicon, electricity and other utilities, management believes that other suppliers could provide similar inputs on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would affect operating results adversely.